UBS Select Tax-Free Capital Fund (Prospectus Summary) | UBS Select Tax-Free Capital Fund
UBS Select Tax-Free Capital Fund
Investment objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Tax-Free Capital Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		UBS Select Tax-Free Capital Fund
Management fees		0.20%
Distribution (12b-1) fees		0.25%
Shareholder servicing fee		0.10%
Miscellaneous expenses	[1]	0.06%
Other expenses		0.16%
Total annual fund operating expenses		0.61%
Fee waiver/expense reimbursement	[2]	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.50%
[1]	Expenses are based on estimated amounts.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
UBS Select Tax-Free Capital Fund	51	184

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets
(plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the
80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Performance
Risk/return bar chart and table
There is no performance information quoted for the fund as the fund had not yet commenced operations as of the date of this prospectus.

The following bar chart and table give some indication of the risks of an investment in the fund. The bar chart shows the performance of UBS Select
Tax-Free Investor Fund, a feeder fund in Tax-Free Master Fund. (Tax-Free Master
Fund is the master fund in which the fund and UBS Select Tax-Free Investor Fund both invest.) The fund would have similar performance; however, the past performance of UBS Select Tax-Free Investor Fund does not necessarily indicate how the fund will perform in the future.

The bar chart shows how the performance of UBS Select Tax-Free Investor Fund has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for UBS Select Tax-Free Investor Fund.

Total return (2009 was UBS Tax-Free Investor Fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.00% (actual total return was 0.0049%)
Best quarter during years shown: 1st quarter, 2009: 0.03%
Worst quarter during years shown: 3rd quarter, 2009 & 1st, 2nd & 3rd quarters,
2010: 0.00%
(actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS Select Tax-Free Capital Fund
Average Annual Returns, 1 Year	0.02%
Average Annual Returns, Since Inception	0.22%
Average Annual Returns, Inception Date	Sep. 22, 2008

[1]	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.